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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

17019707

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

CBOE S&P 500 2% OTM BuyWrite Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

HSPX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ, CBOE

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+2/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

December 19, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 20 2017

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

Securities and Exchange Commission
Trading and Markets

DEC 21 2017

RECEIVED

SEC Mail Processing
Received

DEC 20 2017

WASH, D.C.

Via Overnight Mail

December 19, 2017

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 7010
Washington, DC 20549

Re: 19b-4(e) – Transmittal (NYSE Arca, Inc.)

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long USD vs. JPY Index due December 15, 2032 (DJPY)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long USD vs. EUR Index due December 15, 2032 (DEUR)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long USD vs. GBP Index due December 15, 2032 (DGBP)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long USD vs. CHF Index due December 15, 2032 (DCHF)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long USD vs. AUD Index due December 15, 2032 (DAUD)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long JPY vs. USD Index due December 15, 2032 (UJPY)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long EUR vs. USD Index due December 15, 2032 (UEUR)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long GBP vs. USD Index due December 15, 2032 (UGBP)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long CHF vs. USD Index due December 15, 2032 (UCHF)**
- **Exchange-Traded Notes linked to the VelocityShares Daily 4X Long AUD vs. USD Index due December 15, 2032 (UAUD)**
- **The Pacer WealthShield ETF (PWS)**

- **AdvisorShares Vice ETF (ACT)**
- **American Independence ETF (USAI)**
- **IQ Chaikin U.S. Large Cap ETF (CLRG)**
- **Horizons S&P Covered Call ETF (HSPX)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures